EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Stone Ridge U.S. Large Cap Variance Risk Premium Fund filed with the Securities and Exchange Commission on August 26, 2019 (SEC Accession No. 0001193125-19-228983) pursuant to Rule 497(e) under the Securities Act of 1933, as amended.

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE